Operating Expense	6 Months Ended
Jun. 30, 2022
Operating Expense [Abstract]
Operating Expense

Note 20	Operating Expense

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2021/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(23,079)	(642)	(15,029)	(4,842)	(2,334)	(225)	(6)
General and administrative expenses	(7,632)	(73)	(48)	(3,336)	(4,123)	(51)	—
Marketing and market access expenses	(783)	(2)	(1)	(465)	(316)	—	—
Reorganization and restructuring expenses	(1,786)	(3)	—	—	(1,942)	158	—
Other operating income (expenses)	301	—	—	—	637	—	(336)
TOTAL	(32,979)	(721)	(15,078)	(8,643)	(8,078)	(117)	(343)
(*) : including reversals

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2022/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(17,599)	(1,052)	(8,538)	(4,889)	(2,408)	(712)	—
General and administrative expenses	(8,229)	(133)	(38)	(3,230)	(4,580)	(248)	—
Marketing and market access expenses	(460)	(2)	—	(272)	(182)	(3)	—
Reorganization and restructuring expenses	179	—	—	—	(1)	180	—
Other operating income (expenses)	(423)	—	—	—	(422)	—	(1)
TOTAL	(26,532)	(1,187)	(8,576)	(8,391)	(7,594)	(783)	(1)
(*) : including reversals
Operating expenses amounted to €26,532 in the first half of 2022, compared with €32,979 in the first half of 2021. They include the following:
•Research and development expenses, which amounted to €17,599 in the six months to June 30, 2022, compared with €23,079 in the six months to June 30, 2021, including contracted research and development costs, particularly clinical and pharmaceutical subcontracting (€8,538 in the six months to June 30, 2022, compared with €15,029 in the six months to June 30, 2021), expenses relating to personnel assigned to research and development (€4,889 in the six months to June 30, 2022, compared with €4,842 in the six months to June 30, 2021), external expenses excluding contracted research and development, notably related to intellectual property (€2,408 in the six months to June 30, 2022, compared with €2,334 in the six months to June 30, 2021), purchases consumed for research and development activities (€1,052 in the six months to June 30, 2022, compared with €642 in the six months to June 30, 2021), and net depreciation, amortization and impairment expense (€712 in the six months to June 30, 2022, compared with €225 in the six months to June 30, 2021);
The decrease in research and development expenses is mainly attributable to the decrease in contracting costs. It reflects the difference between the remaining expenses of the RESOLVE-IT study (terminated in July 2020) recognized in the first half of 2021 and the remainder recorded in the first half of 2022. See Note 2.2 "Termination of RESOLVE-IT and the development program of elafibranor in NASH".
Reminder on the Research and Development expenses: Research and development expenses at each reporting date take into account estimates for ongoing activities subcontracted as part of the clinical trials and not yet invoiced, on the basis of detailed information provided by subcontractors and reviewed by the Group’s internal departments. The accuracy of these estimates for some types of expenses improves with the progression of the trials and the review of their determination methods. For regulatory reasons, research services for clinical trials and the production of active ingredients and therapeutic units are contracted out to third parties.

•General and administrative expenses, which amounted to €8,229 in the six months to June 30, 2022, compared with €7,632 in the six months to June 30, 2021, mainly including external expenses other than contracted research and development (€4,580 in the six months to June 30, 2022, compared with €4,123 in the six months to June 30, 2021), expenses relating to personnel not assigned to research and development or marketing (€3,230 in the six months to June 30, 2022, compared with €3,336 in the six months to June 30, 2021), and net depreciation, amortization and impairment expense (€248 in the six months to June 30, 2022, compared with €51 in the six months to June 30, 2021).
The increase in general and administrative expenses is mainly attributable to the increase in other external expenses excluding subcontracting, notably including insurance premiums related to the listing of the Company’s shares on Nasdaq and fees for the Company’s financial advisors and auditors, and to the increase in net depreciation, amortization and impairment expense.

•Marketing and market access expenses, which amounted to €460 in the six months to June 30, 2022, compared with €783 in the six months to June 30, 2021, mainly including expenses relating to personnel assigned to marketing and business development (€272 in the six months to June 30, 2022, compared with €465 in the six months to June 30, 2021), and other external expenses excluding contracted research and development (market research, marketing strategy, medical communication, market access, etc.) (€182 in the six months to June 30, 2022, compared with €316 at June 30, 2021).

•Reorganization and restructuring expenses, which amounted to €179 in the six months to June 30, 2022, compared with €1,786 in the six months to June 30, 2021.
For comparison, the reorganization and restructuring expenses recorded in the first half of 2021 mainly included the expenses for the renegotiation of the OCEANE bonds (representing an expense of €1,939 in the first half of 2021) and readjustments of provisions relating to personnel expenses in connection with the Workforce Reduction Plan (Plan de Sauvegarde de l’Emploi – PSE) initiated in 2020 and the termination of the RESOLVE-IT study (representing a provision reversal of €158 in the first half of 2021). None of any such nonrecurring items linked to the Company’s reorganization initiated in mid-2020 were recorded in the first half of 2022, other than a residual provision reversal.

Employee expenses
Employee expenses and number of employees were as follows:

Employee expenses	As of
(in € thousands)	2021/06/30	2022/06/30
Wages and salaries	(5,734)	(5,842)
Social security costs	(2,729)	(2,317)
Changes in pension provision	37	(84)
Share-based compensation	(217)	(148)
TOTAL	(8,643)	(8,391)

Number of employees at year-end - detail	As of
	2021/06/30	2022/06/30
Average number of employees	124	127
Number of employees
Research and development	59	65
Services related to research and development	15	17
Administration and management	44	50
Marketing and commercial	4	2
TOTAL	122	134